SELECTED STATEMENTS OF OPERATIONS DATA (Schedule Of Financial Income, Net) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Data [Abstract]
Interest on deposits		$ 126	$ 242	$ 101
Foreign currency translation differences		2,522	966	1,273
Total gross financial income		2,648	1,208	1,374
Bank charges and interest on loans		(4,830)	(3,794)	(5,885)
Foreign currency translation differences and derivatives	[1]	(3,707)	(3,717)	(9,897)
Impairment and amortization of premium on marketable securities	[1]			(330)
Total gross financial expenses		(8,537)	(7,511)	(16,112)
Financial income, net		$ (5,889)	$ (6,303)	$ (14,738)

[1]	The amounts for the years ended December 2015 include expenses of $1,634 , resulting from the devaluation of the local currency in Venezuela, pursuant to SICAD II, and the related realization of certain assets denominated in or linked to the U.S. dollar due to restrictive government policies on payments in foreign currency. During 2016, the Company recorded $ 907 income upon collection of trade receivables balances at a rate which is higher than the SICAD II.